COMMITMENTS AND CONTINGENCIES - Subscription Agreement and Satisfaction and Discharge Agreement (Details) $ in Millions	Feb. 09, 2024 USD ($)
Winston & Strawn LLP
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 2.5